Schedule of Investments (Unaudited)		September 30, 2023
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 87.3%
Capital Equipment - 1.2%
Machinery-Miscellaneous-1.2%
12,000	Ingersoll Rand, Inc.	$764,640

Consumer Cyclical - 10.2%
Automobile-1.8%
4,800	Tesla, Inc. *	1,201,056

Housing-1.0%
6,000	Lennar Corp. - CL A	673,380

Leisure Service-7.4%
32,000	DraftKings, Inc. *	942,080
4,300	Netflix, Inc. *	1,623,680
24,000	Penn Entertainment, Inc. *	550,800
12,000	Roku, Inc. *	847,080
20,000	Uber Technologies, Inc. *	919,800
		4,883,440

Energy - 4.3%
Oil & Gas-Exploration & Production-2.8%
7,000	ConocoPhillips	838,600
15,000	Occidental Petroleum Corp.	973,200
		1,811,800

Oil & Gas-Integrated-1.5%
8,500	Exxon Mobil Corp.	999,430

Financial - 11.4%
Bank-Money Center-4.5%
2,500	Goldman Sachs Group, Inc.	808,925
15,000	JPMorgan Chase & Co.	2,175,300
		2,984,225

Brokerage & Investment Management-1.5%
18,000	Charles Schwab Corp.	988,200

Finance-Miscellaneous-4.2%
7,000	MasterCard, Inc. - CL A	2,771,370

Insurance-Diversified-1.2%
13,000	American International Group, Inc.	787,800

Healthcare - 7.6%
Healthcare-Biomedical/Genetic-1.3%
2,500	Vertex Pharmaceuticals, Inc. *	869,350

Healthcare-Drug/Diversified-2.7%
1,600	Eli Lilly & Co.	859,408
5,200	Zoetis, Inc.	904,696
		1,764,104

Healthcare-Patient Care-3.6%
1,700	Humana, Inc.	827,084
3,000	UnitedHealth Group, Inc.	1,512,570
		2,339,654

Retail - 11.1%
Retail-Major Chain-3.8%
3,000	Costco Wholesale Corp.	1,694,880
5,000	Wal-Mart Stores, Inc.	799,650
		2,494,530

Retail-Specialty-7.3%
31,500	Amazon.com, Inc. *	4,004,280
9,000	TJX Companies, Inc.	799,920
		4,804,200

Technology - 41.5% #
Computer Data Storage-8.3%
32,000	Apple, Inc.	5,478,720

Computer-Service-1.3%
2,700	Accenture PLC	829,197

Computer-Software-16.4%
10,000	Activision Blizzard, Inc.	936,300
2,400	Adobe Systems, Inc. *	1,223,760
17,000	Cisco Systems, Inc.	913,920
5,500	Crowdstrike Holdings, Inc. *	920,590
12,000	Microsoft Corp.	3,789,000
4,500	Salesforce, Inc. *	912,510
1,700	ServiceNow, Inc. *	950,232
12,000	Shopify, Inc. *	654,840
3,500	Splunk, Inc. *	511,875
		10,813,027

Electronic-Semiconductor-6.5%
9,000	Advanced Micro Devices, Inc. *	925,380
24,000	Intel Corp.	853,200
5,750	NVIDIA Corp.	2,501,193
		4,279,773

Internet-9.0%
38,000	Alphabet, Inc. - CL C *	5,010,300
3,000	Meta Platforms, Inc. - CL A *	900,630
		5,910,930

Total Common Stocks (Cost $29,546,021)		57,448,826

MONEY MARKET FUNDS - 12.8%
8,460,314	First American Government Obligations Fund - Class X, 5.26% ^	8,460,314
Total Money Market Funds (Cost $8,460,314)		8,460,314

	Total Investments (Cost $38,006,335) - 100.1%	65,909,140
	Liabilities in Excess of Other Assets - (0.1)%	(73,108)
	TOTAL NET ASSETS - 100.0%	$65,836,032

*	Non-Income Producing.
#
As of September 30, 2023, the Fund had a significant portion of its assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

	PLC - Public Limited Company
^	Rate shown is the seven day effective yield at September 30, 2023.
	Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2023, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$57,448,826	$-	$-	$57,448,826
Money Market Funds	8,460,314	-	-	8,460,314
Total Investments in Securities	$65,909,140	$-	$-	$65,909,140

Refer to the Schedule of Investments for futher information on the classification of investments.